Reconciliation of Beginning and Ending Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits [Line Items]
Beginning Balance	$ 1,476	$ 1,474	$ 1,474
Additions (decreases) based on tax positions related to current and prior years	(159)	2	0
Ending Balance	$ 1,317	$ 1,476	$ 1,474